For Internal Use Only
Sec File No. 9/ – 01932

07071202

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 25 2007
DIVISION OF MARKET REGULATION

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINTON, D.C. 20549
~~AMENDED~~ FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   International Securities Exchange, LLC
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Barclay's
3. Class of New Derivative Securities Product:
   Investment Company Unit
4. Name of Underlying Instrument:
   Morningstar Small Core Index, Morningstar Large Growth Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
   The indexes referred to in Item 4 above are broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
   JKJ, JKE
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   New York Stock Exchange, Nasdaq Global Market and American Stock Exchange
8. Settlement Methodology of New Derivative Securities Product:
   T+3, Physical Settlement
9. Position Limits of New Derivative Securities Product (if applicable):
   Not Applicable

PROCESSED
JUL 23 2007
THOMSON FINANCIAL

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Michael J. Simon**
Title:	**General Counsel and Secretary**
Telephone Number:	**212-897-0230**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**May 24, 2007**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 25 2007

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 25 2007
DIVISION OF MARKET REGULATION

ISE
INTERNATIONAL SECURITIES EXCHANGE.

60 Broad Street New York, NY 10004
TEL: 212 943-2400
FAX: 212 425-4926
www.iseoptions.com

May 24, 2007

By Facsimile and Overnight Courier

Gail S. Jackson
Paralegal Specialist
US Securities and Exchange Commission
Division of Market Regulation
100 F Street, NE – Room 6628
Washington, DC 20549

Re: Form 19b-4(e)

Dear Ms. Jackson:

The International Securities Exchange, LLC hereby files Form 19b-4(e), with respect to the following Investment Company Units: S&P Pharmaceuticals Select Industry Index, Morningstar Small Core Index, Dow Jones Internet Index, Nasdaq-100 Technology Index, Dow Jones Wilshire Large Cap Growth Index, Dow Jones Wilshire Mid Cap Index, ISE Water Index, ISE Chindia Index and ISE Revere Natural Gas Index. These securities are listed for trading pursuant to ISE Rule 2123.

Sincerely,

Michael J. Simon
General Counsel and Secretary

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 25

END